Derivatives - Schedule of Net Gains (Losses) Relating to Free-standing Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest Rate Contract [Member]
Derivative [Line Items]
Net gains (losses)	$ (58)	$ (535)
Forward Contracts [Member]
Derivative [Line Items]
Net gains (losses)	$ (75)	$ 56